Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Customer receivables, allowance for doubtful accounts		$ 23	$ 14	[1]
Other receivables, allowance for doubtful accounts		$ 3	$ 4	[1]
Preferred stock shares authorized		20,000,000
Preferred stock shares outstanding		2,000,000
Common stock, shares authorized		1,800,000,000	1,000,000,000
Common stock, shares outstanding		803,000,000	681,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts		$ 11	$ 9	[2]
Other receivables, allowance for doubtful accounts		$ 2	$ 3	[2]
Common stock, shares authorized		500,000	500,000
Common stock, shares outstanding		274,723	274,723
Dominion Energy Gas Holdings, LLC
Customer receivables, allowance for doubtful accounts	[3]	$ 1	$ 1	[4]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	See Note 20 for amounts attributable to related parties.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.